Risk/Return Summary - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Growth Opportunities ETF	Feb. 09, 2024
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF, Fidelity® Growth Opportunities ETF, Fidelity® Magellan℠ ETF, Fidelity® New Millennium ETF, Fidelity® Real Estate Investment ETF, Fidelity® Small-Mid Cap Opportunities ETF, Fidelity® Sustainable U.S. Equity ETF, and Fidelity® Women's Leadership ETF November 29, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses